Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,424,674	$ 524,854	¥ 2,023,263
Accounts receivable, net of allowance of RMB22,894 and RMB15,770 (US$2,417) as of December 31, 2019 and 2020, respectively	2,334,871	357,835	1,347,481
Short-term investments	2,693,019	412,723	225,425
Prepayments and other assets	887,086	135,952	421,938
Amounts due from related parties	205,068	31,428	131,632
Total current assets	9,544,718	1,462,792	4,149,739
Non-current assets:
Property and equipment, net	1,956,790	299,891	1,720,974
Intangible assets, net	16,573	2,540	7,428
Prepayments and other assets	11,824	1,812	36,468
Equity investments	126,583	19,400	114,876
Amounts due from related parties	5,758	882	2,336
Operating lease right-of-use assets	266,968	40,915
Total non-current assets	2,384,496	365,440	1,882,082
Total assets	11,929,214	1,828,232	6,031,821
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB2,168,169 and RMB3,000,675 (US$459,873) as of December 31, 2019 and 2020, respectively):
Accounts payable	2,057,355	315,303	1,254,589
Accrued expenses and other liabilities	845,374	129,559	949,213
Short-term bank loans	278,488	42,680
Long-term bank loan, current portion	74,351	11,395	100,000
Income tax payable	20,564	3,152	11,930
Amounts due to related parties	112,998	17,318	104,259
Current operating lease liabilities	76,469	11,719
Total current liabilities	3,465,599	531,126	2,419,991
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB74,557 and RMB153,061 (US$23,457) as of December 31, 2019 and 2020, respectively):
Long-term bank loan			74,351
Deferred tax liabilities	29	4	206
Other liabilities	40,578	6,219
Non-current operating lease liabilities	182,958	28,040
Total non-current liabilities	223,565	34,263	74,557
Total liabilities	3,689,164	565,389	2,494,548
Commitments and contingencies
Mezzanine equity:
Total mezzanine equity			7,734,532
Shareholders' (deficit) equity:
Series A convertible preferred shares			123,186
Ordinary shares	22,801	3,494	5,558
Additional paid-in capital	14,149,984	2,168,580	91,746
Accumulated deficit	(5,864,356)	(898,751)	(4,902,097)
Accumulated other comprehensive income (loss)	(68,440)	(10,489)	484,348
Total Kingsoft Cloud Holdings Limited shareholders' (deficit) equity	8,239,989	1,262,834	(4,197,259)
Noncontrolling interests	61	9
Total (deficit) equity	8,240,050	1,262,843	(4,197,259)
Total liabilities, mezzanine equity and shareholders' (deficit) equity	¥ 11,929,214	$ 1,828,232	6,031,821
Series B Convertible Preferred Shares [Member]
Mezzanine equity:
Series redeemable convertible preferred shares			337,268
Series C Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Series redeemable convertible preferred shares			1,043,147
Series D Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Series redeemable convertible preferred shares			5,965,273
Series D+ Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Series redeemable convertible preferred shares			¥ 388,844